Interest and Finance Costs	12 Months Ended
Dec. 31, 2018
Interest and Finance Costs [Abstract]
Interest and Finance Costs

10. Interest and Finance Costs

The amounts in the accompanying consolidated statements of operations are analyzed as follows:

	2018	2017	2016
Interest expense	$28,299	$24,978	$19,523
Amortization of financing costs	1,939	1,455	1,503
Loan expenses	268	195	923
Total	$30,506	$26,628	$21,949

Total interest on long-term debt for 2018, 2017 and 2016 amounted to $28,299, $24,991 and $21,009, respectively, of which $0, $13 and $1,486, respectively, were capitalized and included “Vessels, net book value”, in the accompanying consolidated balance sheets.